Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM Short Duration Multi-Sector Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	3.52%	2.24%		2.56%
PGIM Short Duration Multi-Sector Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	3.92%	1.82%		1.95%
PGIM Short Duration Multi-Sector Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	6.02%	2.94%		3.09%
PGIM Short Duration Multi-Sector Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.10%	3.01%		3.12%
PGIM Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	2.99%	(0.37%)		2.15%
PGIM Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	4.76%	(0.42%)		1.74%
PGIM Total Return Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	6.17%	0.03%		2.22%
PGIM Total Return Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	6.82%	0.56%		2.76%
PGIM Total Return Bond Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	6.31%	0.17%	1.83%
PGIM Total Return Bond Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	6.57%	0.40%	2.08%
PGIM Total Return Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.84%	0.65%		2.85%
Without Sales Load [Member] | PGIM Short Duration Multi-Sector Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	5.90%	2.70%		2.79%
Without Sales Load [Member] | PGIM Short Duration Multi-Sector Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	4.92%	1.82%		1.95%
Without Sales Load [Member] | PGIM Total Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	6.45%	0.29%		2.49%
Without Sales Load [Member] | PGIM Total Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	5.76%	(0.42%)		1.74%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16% [1]	(0.24%) [1]	1.71%	1.90% [1]
Bloomberg US Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit 1-3 Year Index
Average Annual Return, Percent	5.07%	1.84%		1.97%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.